Additional Information to the Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information to the Statements of Comprehensive Loss [Abstract]
Revenues from lease	$ 13,628	$ 13,218	$ 9,569
Revenues from sale	8,429	9,883	6,828
Revenue total	$ 22,057	$ 23,101	$ 16,397